UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  May 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Core Plus Fund
Convergence Opportunities Fund

May 31, 2015

Investment Adviser

Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

CONVERGENCE CORE PLUS FUND
EXPENSE EXAMPLE	8
INVESTMENT HIGHLIGHTS	10

CONVERGENCE OPPORTUNITIES FUND
EXPENSE EXAMPLE	13
INVESTMENT HIGHLIGHTS	15

CONVERGENCE CORE PLUS FUND
SCHEDULE OF INVESTMENTS	17
SCHEDULE OF SECURITIES SOLD SHORT	25

CONVERGENCE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS	29
SCHEDULE OF SECURITIES SOLD SHORT	36

STATEMENTS OF ASSETS AND LIABILITIES	40

STATEMENTS OF OPERATIONS	42

STATEMENTS OF CHANGES IN NET ASSETS
CONVERGENCE CORE PLUS FUND	43
CONVERGENCE OPPORTUNITIES FUND	44

STATEMENTS OF CASH FLOWS	45

FINANCIAL HIGHLIGHTS
CONVERGENCE CORE PLUS FUND	46
CONVERGENCE OPPORTUNITIES FUND	49

NOTES TO FINANCIAL STATEMENTS	50

NOTICE OF PRIVACY POLICY & PRACTICES	60

ADDITIONAL INFORMATION	61

Dear Shareholder:

We are pleased to provide to you the semi-annual report of the Convergence Core Plus Fund (the “Core Plus Fund”) and the Convergence Opportunities Fund (the “Opportunities Fund”) for the period ended May 31, 2015. With the Core Plus Fund’s inception on December 29, 2009, we have now completed nearly five and one half years; and we are pleased to report that it has been a very good period, both on an absolute and relative basis. The Opportunities Fund opened on November 30, 2013 and is off to a solid start.

During the first six months of this fiscal year, both funds were held back relative to their respective market benchmarks primarily due to central bank actions over the previous couple years. Since Janet Yellen’s appointment in December of 2013, the market has increasingly viewed our Federal Reserve and the European Central Bank as providing a backstop to the market. This so called “central bank put option” has at times resulted in the market behaving contrary to one would normally expect. In April of this year, the Government reported that the first quarter Gross Domestic Product (“GDP”) contracted, surprising most analysts. Normally a negative surprise for the market, stocks rallied strongly. Also interesting was the fact that stocks considered high risk were among the best performers. This unusual performance behavior was a result of the market concluding that the poor economic data would cause more Central Bank intervention.

Our strategy in both funds emphasizes companies with strong fundamental statistics. We actively short companies that are often considered higher risk. The good news is that by the end of the fiscal quarter we saw a reversal in market behavior with fundamentals again returning to the primary focus for investors.

Convergence Core Plus Fund Performance:

The Core Plus Fund was up cumulatively 123.40% from December 29, 2009 (its inception) to May 31, 2015 versus the Russell 3000 Index at 112.14%. Ten thousand dollars invested in the Core Plus Fund at its inception would be worth $22,340 as of May, 31 2015.  Though one cannot invest directly in an index, that is $1,126 more than $10,000 would have grown if it appreciated consistent with the Russell 3000 Index, which would have been worth $21,214.*

Convergence Core Plus
Returns through May 31, 2015

	Total Returns
	Quarter	Six Months
Convergence Core Plus
Institutional Class	-0.71%	1.27%
Investment Class	-0.71%	1.16%
Russell 3000 Index	0.81%	3.67%

	Average Annual Returns
				Since	Since
				Inception	Inception
	One	Three	Five	Annualized	Annualized
	Year	Years	Years	12/29/09	1/31/13
Convergence Core Plus
Institutional Class	5.93%	18.50%	16.66%	15.99%	na
Investment Class	5.72%	na	na	na	15.22%
Russell 3000 Index	11.86%	19.92%	16.54%	14.89%	18.25%

Gross Expense Ratios: Institutional Class is 2.24%, Investment Class is 2.48% (as of the prospectus dated March 30, 2015)
Gross Expense Ratio Net of Dividends on Short Positions: Institutional Class 1.24%, Investment Class 1.50%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

*
This illustrates the performance of a hypothetical $10,000 investment made in the Fund from 12/29/2009 – 5/31/2015 and assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This does not imply any future performance.

Convergence Opportunities Fund Performance:

The Opportunities Fund completed its first 1.5 years, up 6.65%, and trailing the Russell 2000 Index at 7.33%.

Convergence Opportunities Fund
Returns through May 31, 2015

	Total Returns		Average Annual Returns
				Since
				Inception
		Six	One	Annualized
	Quarter	Months	Year	11/29/13
Convergence Opportunities
Institutional Class	-0.09%	3.48%	8.15%	6.65%
Russell 2000 Index	1.41%	6.94%	11.32%	7.33%

Gross Expense Ratios: Institutional Class is 2.71% (as of the prospectus dated March 30, 2015)
Gross Expense Ratio Net of Dividends on Short Positions: Institutional Class 1.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Fundamental Management by the Numbers

The Convergence approach recognizes that there are advantages to traditional fundamental management as well as modern quantitative management. Our work over the past 10 years has been devoted to building an investment process that can capture the best attributes of both. Quantitative management – systematic, empirically validated, unbiased and unemotional – can also be unresponsive to current market trends the way fundamental management can be. We noted that in a dynamic environment, a successful investment process must also be dynamic. Further, we recognized that financial innovation has made traditional methods less effective, as evidenced by the continued decline in the percentage of managers that beat their benchmark.

The Dynamic Process

The Convergence dynamic process measures how investor preferences change. It then adjusts how we evaluate the attractiveness of a stock to reflect what the market deems important given the current environment. Every investor mentally follows this process. Convergence systematically measures these preference shifts and adjusts, or tilts, the criteria by which stocks are deemed to be “attractive.” By doing so, Convergence has built a quantitative approach that seeks to be responsive to the current environment.

Capturing the Decision to Not Own

Every investor makes two decisions, “Which stocks should I own?” and, “Which stocks should I avoid?” The decision to not own is every bit as important as the one to own. In this sense, every investor “shorts” stocks not owned, at least relative to the market. The problem is that the decision to not own is diluted due to the market cap weighted structure of most market benchmarks. While Exxon and Apple each represent more than 2% of the broad market, and not owning either has a material impact on the performance of an investor’s portfolio, if that investor decides not to own the 100th largest stock in the Russell 3000, he or she has avoided a stock that only represents 2/10th of 1%. Even a particularly prescient decision has no material impact.

Multiple Sources of Alpha

Convergence’s work over the past 5 years found that the Convergence Dynamic Model can be very effective at identifying what stocks to own as well as what stocks to not own. The Convergence process actively shorts stocks, not as a hedge, but as an alpha source. Because what drives a good short is not the opposite of what drives a good long, we separately apply our dynamic process to potential long and short candidates. Our experience and track record shows that the active short can complement the long, often adding alpha when traditional long investing is difficult. Actively shorting stocks can reduce the risk of the portfolio and potentially improve the win percentage versus the market. We have found that including an active short in the process can be more effective, and cost-effective, way to improve the equity commitment as opposed to combining two separate managers, one long only and the other long/short.

A Comprehensive Approach

The Convergence dynamic process improves on the traditional approach to equity investing by combining the most attractive aspects of fundamental investing with quantitative investing. The Core Plus and Opportunity approach also expands the management mandate to explicitly capture the alpha potential of the decision to “not own.” In this way, the Convergence Strategy has the potential to drive a more consistent and material alpha over the entire market cycle.

Thank you for your support.

David W. Schulz
President
Convergence Investment Partners, LLC

Opinions expressed are subject to change, are not guaranteed and should not be construed as recommendations or investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro, and midcap companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  The Funds invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.  The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index.  You cannot invest directly in an index. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments found in this report.

CONVERGENCE CORE PLUS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 – 5/31/15).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE CORE PLUS FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual**	$1,000.00	$1,012.70	$11.04
Hypothetical (5% return
before expenses)***	$1,000.00	$1,013.96	$11.05

*
Expenses are equal to the Fund’s annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.24%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $6.22.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $6.24.

	Investment Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual**	$1,000.00	$1,011.60	$12.29
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.72	$12.29

*
Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $7.52.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $7.54.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2015

	Institutional	Russell
	Class Shares	3000 Index
One Year	5.93%	11.86%
Three Year	18.50%	19.92%
Five Year	16.66%	16.54%
Since Inception (12/29/09)	15.99%	14.89%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*	Inception Date

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2015

	Investment	Russell
	Class Shares	3000 Index
One Year	5.72%	11.86%
Since Inception (1/31/13)	15.22%	18.25%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Investment Class shares. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

CONVERGENCE OPPORTUNITIES FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 – 5/31/15).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE OPPORTUNITIES FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual**	$1,000.00	$1,034.80	$12.33
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.81	$12.19

*
Expenses are equal to the Fund’s annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.34%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $6.80.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $6.74.

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000 Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of May 31, 2015

	Institutional	Russell
	Class Shares	2000 Index
One Year	8.15%	11.32%
Since Inception (11/29/13)	6.65%	7.33%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 is a subset of the Russell 3000 Index.

One cannot invest directly in an index.

Growth of $100,000 Investment

*	Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS* 125.60%

Accommodation 0.92%
Marriott International, Inc. – Class A	22,862	$1,783,007
Marriott Vacations Worldwide Corp.	7,867	694,499
		2,477,506

Administrative and Support Services 1.65%
Moody’s Corp.	17,269	1,866,780
Paychex, Inc.	21,862	1,080,201
Robert Half International, Inc.	15,047	848,199
TriNet Group, Inc. (a)	21,431	641,430
		4,436,610

Air Transportation 2.65%
JetBlue Airways Corp. (a)	125,090	2,521,814
Southwest Airlines Co.	60,978	2,259,235
United Continental Holdings, Inc. (a)	42,737	2,333,013
		7,114,062

Animal Production and Aquaculture 1.12%
Cal-Maine Foods, Inc.	52,866	2,996,974

Apparel Manufacturing 0.27%
G-III Apparel Group Ltd. (a)	12,820	728,945

Broadcasting (except Internet) 3.59%
Cablevision Systems Corp. – Class A	32,698	801,428
Comcast Corp. – Class A	104,065	6,083,641
Discovery Communications, Inc. – Class A (a)	41,792	1,418,420
Liberty Interactive Corp. (a)	46,856	1,310,562
		9,614,051

Building Material and Garden Equipment and Supplies Dealers 1.48%
Home Depot, Inc.	18,979	2,114,640
Lowe’s Companies, Inc.	26,622	1,863,008
		3,977,648

Chemical Manufacturing 12.01%
Celanese Corp. – Class A	25,814	1,777,294
Celgene Corp. (a)	41,496	4,748,802
Chemtura Corp. (a)	30,774	854,286
Church & Dwight Co., Inc.	14,196	1,192,038
Coty, Inc. – Class A	87,203	2,173,971
Cytec Industries, Inc.	17,238	1,042,727

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Chemical Manufacturing 12.01% (Continued)
Dow Chemical Co.	32,210	$1,677,175
Gilead Sciences, Inc.	63,185	7,093,779
Johnson & Johnson	60,912	6,099,728
Lannett Company, Inc. (a)	13,149	731,479
LyondellBasell Industries NV (b)	14,546	1,470,601
Medivation, Inc. (a)	5,818	768,267
Merck & Co., Inc.	29,715	1,809,346
United Therapeutics Corp. (a)	4,200	771,624
		32,211,117

Clothing and Clothing Accessories Stores 0.83%
Burlington Stores, Inc. (a)	42,392	2,237,026

Computer and Electronic Product Manufacturing 13.13%
Activision Blizzard, Inc.	36,929	932,827
Ambarella, Inc. (a)(b)	28,010	2,526,781
Apple, Inc.	69,435	9,045,992
Cisco Systems, Inc.	146,850	4,304,174
Danaher Corp.	18,845	1,626,700
Dolby Laboratories, Inc.	27,277	1,067,895
First Solar, Inc. (a)	33,474	1,663,993
Hewlett-Packard Co.	72,323	2,415,588
Intel Corp.	52,478	1,808,392
Jabil Circuit, Inc.	68,105	1,673,340
Linear Technology Corp.	51,870	2,481,980
Sanmina Corp. (a)	66,157	1,432,961
Skyworks Solutions, Inc.	24,898	2,722,844
Texas Instruments, Inc.	26,829	1,500,278
		35,203,745

Construction of Buildings 0.44%
Toll Brothers, Inc. (a)	32,936	1,191,295

Credit Intermediation and Related Activities 11.01%
Bank of America Corp.	192,669	3,179,039
Bank of New York Mellon Corp.	79,737	3,457,396
Citigroup, Inc.	101,764	5,503,397
Huntington Bancshares, Inc.	66,321	738,153
JPMorgan Chase & Co.	99,165	6,523,074
State Street Corp.	72,013	5,611,973
SVB Financial Group (a)	5,220	704,230
Western Union Co.	172,663	3,789,953
		29,507,215

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Data Processing, Hosting and Related Services 0.57%
DST Systems Inc.	6,558	$776,467
Rackspace Hosting, Inc. (a)	18,830	754,895
		1,531,362

Electrical Equipment, Appliance, and
Component Manufacturing 0.77%
Corning, Inc.	63,200	1,322,144
TASER International, Inc. (a)	23,600	745,288
		2,067,432

Fabricated Metal Product Manufacturing 0.28%
Parker-Hannifin Corp.	6,232	750,520

Food and Beverage Stores 0.73%
Kroger Co.	17,302	1,259,586
Whole Foods Market, Inc.	16,667	687,347
		1,946,933

Food Manufacturing 4.93%
Archer-Daniels-Midland Co.	61,419	3,245,994
Bunge Ltd. (b)	37,511	3,472,018
Pilgrim’s Pride Corp.	127,367	3,258,048
Sanderson Farms, Inc.	39,853	3,249,215
		13,225,275

Food Services and Drinking Places 1.48%
Cracker Barrel Old Country Store, Inc.	5,603	790,471
Domino’s Pizza, Inc.	6,450	700,857
Sonic Corp.	26,668	803,774
Starbucks Corp.	32,311	1,678,879
		3,973,981

Furniture and Related Product Manufacturing 0.32%
Herman Miller, Inc.	30,540	845,958

Gasoline Stations 1.02%
Delek US Holdings, Inc.	72,527	2,745,872

General Merchandise Stores 0.70%
Tractor Supply Co.	21,463	1,870,286

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Health and Personal Care Stores 2.02%
Express Scripts Holdings Co. (a)	27,922	$2,433,123
Walgreens Boots Alliance, Inc.	34,863	2,992,640
		5,425,763

Insurance Carriers and Related Activities 10.92%
Aetna, Inc.	21,407	2,525,384
AmTrust Financial Services, Inc.	29,442	1,771,820
Assured Guaranty Ltd. (b)	59,190	1,692,242
Centene Corp. (a)	34,408	2,592,299
Health Net, Inc. (a)	40,633	2,528,998
Lincoln National Corp.	29,640	1,689,776
Molina Healthcare, Inc. (a)	34,745	2,527,351
Progressive Corp.	66,590	1,820,571
Prudential Financial, Inc.	20,110	1,701,507
Reinsurance Group of America, Inc.	18,193	1,701,955
UnitedHealth Group, Inc.	18,274	2,196,718
Voya Financial, Inc.	83,433	3,780,348
WellCare Health Plans, Inc. (a)	32,100	2,750,007
		29,278,976

Machinery Manufacturing 4.76%
Brunswick Corp.	13,420	684,957
General Electric Co.	293,978	8,016,780
Pitney Bowes, Inc.	9,245	202,003
United Technologies Corp.	32,854	3,849,503
		12,753,243

Management of Companies and Enterprises 0.57%
AES Corp.	112,480	1,529,728

Merchant Wholesalers, Durable Goods 1.16%
Patterson Companies, Inc.	52,370	2,505,381
VWR Corp. (a)	21,890	596,940
		3,102,321

Merchant Wholesalers, Nondurable Goods 1.85%
Cardinal Health, Inc.	28,342	2,498,914
Procter & Gamble Co.	31,508	2,469,912
		4,968,826

Miscellaneous Manufacturing 0.31%
Hasbro, Inc.	11,655	840,675

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Motor Vehicle and Parts Dealers 1.45%
AutoNation, Inc. (a)	30,270	$1,889,151
Lithia Motors, Inc. – Class A	18,850	2,006,582
		3,895,733

Nonmetallic Mineral Product Manufacturing 0.35%
Owens Corning	21,991	931,539

Nonstore Retailers 2.81%
Amazon.com, Inc. (a)	1,758	754,586
eBay, Inc. (a)	74,649	4,580,463
World Fuel Services Corp.	43,682	2,185,410
		7,520,459

Oil and Gas Extraction 0.30%
Denbury Resources, Inc.	107,508	792,334

Other Information Services 2.68%
Google, Inc. – Class A (a)	13,160	7,176,411

Paper Manufacturing 2.15%
Domtar Corp.	29,141	1,259,474
International Paper Co.	26,296	1,362,922
Rock-Tenn Co. – Class A	24,087	1,569,027
Sealed Air Corp.	32,230	1,569,601
		5,761,024

Petroleum and Coal Products Manufacturing 7.35%
Exxon Mobil Corp.	31,380	2,673,576
HollyFrontier Corp.	59,747	2,488,463
Marathon Petroleum Corp.	27,418	2,836,666
PBF Energy, Inc. – Class A	106,274	2,850,269
Tesoro Corp.	33,371	2,953,334
Valero Energy Corp.	52,468	3,108,203
Western Refining, Inc.	63,394	2,788,068
		19,698,579

Plastics and Rubber Products Manufacturing 0.68%
Advanced Drainage Systems, Inc.	17,200	499,488
Goodyear Tire & Rubber Co.	41,124	1,309,594
		1,809,082

Printing and Related Support Activities 0.20%
RR Donnelley & Sons Co.	27,802	533,242

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services 8.27%
Accenture PLC (b)	39,839	$3,826,138
Amgen, Inc.	34,946	5,460,661
Biogen, Inc. (a)	10,118	4,016,745
Cimpress NV (a)(b)	9,610	791,095
FTI Consulting, Inc. (a)	22,685	891,521
Incyte Corp. (a)	7,680	845,952
International Business Machines Corp.	18,636	3,161,597
MasterCard, Inc. – Class A	34,519	3,184,723
		22,178,432

Publishing Industries (except Internet) 2.60%
Aspen Technology, Inc. (a)	18,113	775,236
Electronic Arts, Inc. (a)	50,584	3,174,400
Microsoft Corp.	64,547	3,024,672
		6,974,308

Real Estate 0.88%
Avis Budget Group, Inc. (a)	46,111	2,351,661

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 0.97%
Associated Banc-Corp.	24,490	464,575
Eaton Vance Corp.	27,830	1,129,898
Janus Capital Group, Inc.	55,160	1,001,154
		2,595,627

Sporting Goods, Hobby, Musical Instrument, and Book Stores 0.77%
Dick’s Sporting Goods, Inc.	38,490	2,067,683

Telecommunications 2.44%
DISH Network Corp. – Class A (a)	20,222	1,431,515
Level 3 Communications, Inc. (a)	18,637	1,033,981
T-Mobile US, Inc. (a)	67,787	2,635,559
Verizon Communications, Inc.	29,401	1,453,585
		6,554,640

Textile Product Mills 0.76%
Mohawk Industries, Inc. (a)	10,869	2,028,590

Transportation Equipment Manufacturing 5.09%
Boeing Co.	38,582	5,421,543
General Dynamics Corp.	11,911	1,669,446

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Transportation Equipment Manufacturing 5.09% (Continued)
Huntington Ingalls Industries, Inc.	10,135	$1,256,639
Lear Corp.	30,629	3,553,577
Spirit AeroSystems Holdings, Inc. – Class A (a)	17,738	968,317
Wabtec Corp.	7,750	777,325
		13,646,847

Utilities 3.26%
CenterPoint Energy, Inc.	28,419	578,895
Consolidated Edison, Inc.	29,968	1,853,221
Entergy Corp.	20,379	1,558,382
Exelon Corp.	44,046	1,490,076
NRG Energy, Inc.	1	25
PPL Corp.	35,920	1,161,139
UGI Corp.	56,194	2,101,656
		8,743,394

Water Transportation 0.29%
Carnival Corp. (b)	16,973	786,359

Wholesale Electronic Markets and Agents and Brokers 0.45%
Tech Data Corp. (a)	19,139	1,208,054

Wood Product Manufacturing 0.36%
Masco Corp.	35,290	955,300
TOTAL COMMON STOCKS (Cost $300,827,976)		336,762,643

REAL ESTATE INVESTMENT TRUSTS* 4.98%
Chesapeake Lodging Trust	24,318	755,560
Corporate Office Properties Trust	29,951	768,842
Cousins Properties, Inc.	35,579	343,337
DuPont Fabros Technology, Inc.	65,815	2,121,876
FelCor Lodging Trust, Inc.	112,160	1,204,598
Host Hotels & Resorts, Inc.	100,906	2,010,048
National Retail Properties, Inc.	35,570	1,334,231
Regency Centers Corp.	24,643	1,555,959
UDR, Inc.	42,271	1,376,344
Weingarten Realty Investors	55,682	1,878,154
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,538,156)		13,348,949

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 0.01%
AIM STIT-STIC Prime Portfolio, 0.070% (c)	41,344	$41,344
TOTAL SHORT-TERM INVESTMENTS (Cost $41,344)		41,344
Total Investments (Cost $314,407,476) 130.59%		350,152,936
Liabilities in Excess of Other Assets (30.59)%		(82,026,344)
TOTAL NET ASSETS 100.00%		$268,126,592

Percentages are stated as a percent of net assets.

*	All of these securities, totaling $350,111,592, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at May 31, 2015.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

May 31, 2015 (Unaudited)

	Shares	Value
Acadia Healthcare Company, Inc.	8,914	$660,884
Advance Auto Parts, Inc.	3,620	554,656
Advisory Board Co.	13,967	709,106
Agilent Technologies, Inc.	28,880	1,189,567
Alexandria Real Estate Equities, Inc.	6,534	605,897
Alexion Pharmaceuticals, Inc.	7,260	1,189,479
Align Technology, Inc.	10,942	663,851
Ally Financial, Inc.	36,380	824,735
Antero Resources Corp.	7,639	305,636
Apollo Education Group, Inc.	22,190	367,910
athenahealth, Inc.	5,170	602,822
Balchem Corp.	6,335	357,675
BB&T Corp.	30,230	1,193,178
Becton Dickinson and Co.	8,530	1,198,551
Bio-Techne Corp.	3,149	318,836
BorgWarner, Inc.	15,576	936,896
Brookdale Senior Living, Inc.	24,730	932,073
Bruker Corp.	31,940	633,690
Chicago Bridge & Iron Co. NV (a)	11,026	598,270
Cobalt International Energy, Inc.	77,739	789,829
Constellation Brands, Inc.	5,610	661,363
Cornerstone OnDemand, Inc.	11,420	355,505
Cree, Inc.	6,040	182,891
Cypress Semiconductor Corp.	15,060	206,774
Darling Ingredients, Inc.	42,026	659,808
DDR Corp.	44,120	746,510
Dealertrack Technologies, Inc.	7,894	329,180
DeVry Education Group, Inc.	11,690	371,859
Diamondback Energy, Inc.	9,000	700,290
Donaldson Company, Inc.	15,433	550,341
DreamWorks Animation SKG, Inc.	26,473	713,447
Eclipse Resources Corp.	58,733	370,018
Entegris, Inc.	13,127	182,859
EPAM Systems, Inc.	8,140	585,347
Exact Sciences Corp.	16,820	454,308
FEI Co.	11,130	908,208
Finisar Corp.	18,634	408,085
FireEye, Inc.	26,025	1,211,984
Forest City Enterprises, Inc. – Class A	11,609	267,704
GasLog Ltd. (a)	34,240	708,768
Genesee & Wyoming, Inc.	8,150	671,071
Golar LNG Ltd. (a)	12,883	612,071
Government Properties Income Trust	19,263	376,014
Guess? Inc.	31,470	551,984

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Herbalife Ltd. (a)	27,890	$1,451,116
HFF, Inc.	17,250	694,139
Home BancShares, Inc.	11,620	396,358
HubSpot, Inc.	6,460	328,168
Illumina, Inc.	2,751	566,926
Imperva, Inc.	5,500	334,455
Intercept Pharmaceuticals, Inc.	3,118	795,698
Intercontinental Exchange, Inc.	3,500	828,730
Joy Global, Inc.	15,279	594,964
KapStone Paper and Packaging Corp.	14,870	400,746
KBR, Inc.	24,850	475,878
Keurig Green Mountain, Inc.	7,840	676,122
Kindred Healthcare, Inc.	15,900	364,269
Kite Realty Group Trust	10,210	276,181
KLA-Tencor Corp.	4,979	297,047
Knowles Corp.	48,863	945,499
Laclede Group, Inc.	7,192	384,844
LendingClub Corp.	62,010	1,191,212
Leucadia National Corp.	29,891	736,215
Liberty Broadband Corp. – Class A	11,875	635,075
Liberty Ventures – Series A	12,139	503,769
Louisiana-Pacific Corp.	21,702	392,589
Martin Marietta Materials, Inc.	2,615	389,661
MBIA, Inc.	41,700	376,134
Medical Properties Trust, Inc.	15,644	212,133
Medidata Solutions, Inc.	7,416	430,202
Memorial Resource Development Corp.	37,473	708,614
Men’s Wearhouse, Inc.	9,712	563,393
MGM Resorts International	16,730	335,437
Micron Technology, Inc.	33,745	942,497
Morgan Stanley	11,722	447,780
MRC Global, Inc.	37,724	577,554
Navistar International Corp.	22,490	595,535
Nektar Therapeutics	25,790	296,585
Netflix, Inc.	1,044	651,519
New York Community Bancorp, Inc.	68,047	1,207,154
Nimble Storage, Inc.	34,853	901,995
Old Republican International Corp.	59,010	912,295
Orbital ATK, Inc.	7,240	553,860
Pacira Pharmaceuticals, Inc.	6,890	538,867
Packaging Corporation of America	4,255	294,361
Parsley Energy, Inc.	39,820	696,452
Pattern Energy Group, Inc.	30,720	873,677
Paylocity Holding Corp.	20,360	681,653

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Pentair PLC (a)	8,680	$555,780
Platform Specialty Products Corp.	13,620	356,435
Post Holdings, Inc.	14,672	634,711
PRA Group, Inc.	8,611	488,760
PriceSmart, Inc.	22,852	1,863,352
Proofpoint, Inc.	6,560	387,893
Puma Biotechnology, Inc.	6,031	1,178,759
QUALCOMM, Inc.	7,292	508,107
Restaurant Brands International, Inc. (a)	10,410	402,554
Rice Energy, Inc.	29,757	652,571
RSP Permian, Inc.	22,962	653,958
Sears Holdings Corp.	12,790	549,331
Seattle Genetics, Inc.	23,610	1,017,355
SeaWorld Entertainment, Inc.	14,411	311,278
SolarCity Corp.	9,392	564,647
Spark Therapeutics, Inc.	4,640	341,690
Splunk, Inc.	15,965	1,079,553
Sprint Corp.	163,638	760,917
Starz – Class A	18,060	757,797
Stratasys Ltd. (a)	25,260	898,246
SunEdison, Inc.	11,436	342,737
Tahoe Resources, Inc. (a)	30,410	423,611
Take-Two Interactive Software, Inc.	14,580	399,055
Tenet Healthcare Corp.	13,320	708,491
TerraForm Power, Inc.	18,094	726,112
Texas Capital Bancshares, Inc.	7,880	428,672
TFS Financial Corp.	50,828	754,796
Tiffany & Co.	5,990	561,443
Time, Inc.	30,410	684,529
Timken Co.	14,020	548,182
TRI Pointe Homes, Inc.	45,780	660,148
Trinity Industries, Inc.	18,570	556,914
Twitter, Inc.	32,740	1,200,576
Ultragenyx Pharmaceutical, Inc.	4,529	394,023
United Bankshares, Inc.	11,960	452,806
Valley National Bancorp	39,980	391,004
Valmont Industries, Inc.	4,940	614,783
Vista Outdoor, Inc.	14,561	671,116
Vivint Solar, Inc.	47,022	677,117
WP Carey, Inc.	12,740	811,411
WR Grace & Co.	3,310	324,148
XL Group PLC (a)	32,050	1,207,644
XPO Logistics, Inc.	13,068	642,423
Yahoo! Inc.	29,205	1,253,916

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Zayo Group Holdings, Inc.	36,854	$968,892
Zebra Technologies Corp.	8,410	922,072
Zendesk, Inc.	16,820	387,365
TOTAL SECURITIES SOLD SHORT (Proceeds $85,698,495)		$85,554,968

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS* 122.16%

Administrative and Support Services 0.64%
Enova International, Inc. (a)	29,544	$576,108

Air Transportation 1.71%
SkyWest, Inc.	54,841	811,647
Virgin America, Inc. (a)	25,900	736,596
		1,548,243

Beverage and Tobacco Product Manufacturing 1.27%
Boston Beer Co., Inc. – Class A (a)	4,380	1,155,356

Broadcasting (except Internet) 1.50%
Cablevision Systems Corp. – Class A	32,071	786,060
Nexstar Broadcasting Group, Inc. – Class A	10,160	578,002
		1,364,062

Chemical Manufacturing 13.99%
A. Schulman, Inc.	9,136	390,747
ANI Pharmaceuticals, Inc. (a)	9,326	469,844
Catalent, Inc. (a)	32,106	1,026,107
Chemtura Corp. (a)	35,803	993,891
Cytec Industries, Inc.	22,493	1,360,602
Emergent Biosolutions, Inc. (a)	31,109	991,132
Green Plains, Inc.	19,154	629,400
Infinity Pharmaceuticals, Inc. (a)	69,062	895,044
Lannett Company, Inc. (a)	15,815	879,788
MiMedx Group, Inc. (a)	100,913	1,044,449
NewLink Genetics Corp. (a)	20,710	893,637
PDL BioPharma, Inc.	127,953	854,726
Sagent Pharmaceuticals, Inc. (a)	43,817	978,434
Sucampo Pharmaceuticals, Inc. – Class A (a)	51,315	832,842
USANA Health Sciences, Inc. (a)	3,553	455,104
		12,695,747

Clothing and Clothing Accessories Stores 0.84%
Burlington Stores, Inc. (a)	14,490	764,637

Computer and Electronic Product Manufacturing 12.79%
Advanced Energy Industries, Inc. (a)	46,738	1,332,968
Ambarella, Inc. (a)(b)	15,805	1,425,768
AVX Corp.	48,324	685,718
Cubic Corp.	11,106	530,867

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 12.79% (Continued)
Cyberonics, Inc. (a)	15,750	$1,008,158
Cynosure, Inc. – Class A (a)	30,067	1,073,391
Enphase Energy, Inc. (a)	62,025	587,377
Jabil Circuit, Inc.	28,475	699,631
MKS Instruments, Inc.	15,815	596,384
Rambus, Inc. (a)	82,605	1,263,030
Sanmina Corp. (a)	43,426	940,607
Silicon Laboratories, Inc. (a)	11,472	636,008
Universal Electronics, Inc. (a)	3,384	175,359
Vishay Intertechnology, Inc.	49,416	643,396
		11,598,662

Construction of Buildings 1.10%
Ryland Group, Inc.	23,793	1,000,972

Credit Intermediation and Related Activities 12.10%
Central Pacific Financial Corp.	54,043	1,265,687
CIT Group, Inc.	20,206	934,730
Ezcorp, Inc. – Class A (a)	23,057	183,073
First BanCorp (a)(b)	193,001	1,181,166
First Horizon National Corp.	98,309	1,451,042
First Niagara Financial Group, Inc.	60,210	536,471
Heartland Financial USA, Inc.	9,170	312,514
International Bancshares Corp.	51,722	1,349,944
National Penn Bancshares, Inc.	28,846	308,652
United Community Banks, Inc.	68,503	1,311,832
Viad Corp.	30,722	824,578
Western Alliance Bancorp (a)	42,044	1,318,079
		10,977,768

Data Processing, Hosting and Related Services 2.35%
AOL, Inc. (a)	15,519	776,105
DST Systems Inc.	11,480	1,359,232
		2,135,337

Electrical Equipment, Appliance, and
Component Manufacturing 1.00%
TASER International, Inc. (a)	28,736	907,483

Electronics and Appliance Stores 0.87%
REX American Resources Corp. (a)	12,391	791,413

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Fabricated Metal Product Manufacturing 0.45%
Griffon Corp.	25,741	$411,084

Food and Beverage Stores 1.24%
SUPERVALU, Inc. (a)	127,485	1,125,693

Food Manufacturing 1.30%
Sanderson Farms, Inc.	14,456	1,178,598

Food Services and Drinking Places 4.57%
BJ’s Restaurants, Inc. (a)	17,773	813,648
Cracker Barrel Old Country Store, Inc.	6,008	847,609
Denny’s Corp. (a)	74,222	774,135
Jack in the Box, Inc.	9,585	832,074
Sonic Corp.	29,035	875,115
		4,142,581

Furniture and Related Product Manufacturing 0.95%
Herman Miller, Inc.	31,085	861,055

Gasoline Stations 0.81%
Delek US Holdings, Inc.	19,482	737,589

General Merchandise Stores 1.14%
Big Lots, Inc.	16,169	709,819
Tuesday Morning Corp. (a)	25,046	321,090
		1,030,909

Insurance Carriers and Related Activities 8.68%
AmTrust Financial Services, Inc.	6,740	405,613
Argo Group International Holdings Ltd. (b)	14,833	780,957
Employers Holdings, Inc.	27,259	616,599
Health Net, Inc. (a)	19,951	1,241,750
Maiden Holdings Ltd. (b)	49,786	696,008
Molina Healthcare, Inc. (a)	16,965	1,234,034
Selective Insurance Group, Inc.	12,097	327,950
Triple-S Management Corp. (a)(b)	59,216	1,421,184
WellCare Health Plans, Inc. (a)	13,394	1,147,464
		7,871,559

Lessors of Nonfinancial Intangible Assets
(except Copyrighted Works) 1.01%
RPX Corp. (a)	57,425	913,632

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Machinery Manufacturing 4.11%
Blount International, Inc. (a)	64,661	$748,128
Brunswick Corp.	25,335	1,293,098
Hyster-Yale Materials Handling, Inc. – Class A	9,545	677,313
Outerwall, Inc.	13,122	1,005,933
		3,724,472

Management of Companies and Enterprises 1.14%
EchoStar Corp. – Class A (a)	20,605	1,032,311

Merchant Wholesalers, Durable Goods 0.95%
Continental Buildings Products, Inc. (a)	38,732	863,724

Miscellaneous Manufacturing 2.89%
ABIOMED, Inc. (a)	15,056	899,144
ACCO Brands Corp. (a)	112,700	828,345
Callaway Golf Co.	30,992	292,564
Nautilus, Inc. (a)	28,690	605,933
		2,625,986

Motion Picture and Sound Recording Industries 0.52%
AMC Entertainment Holdings, Inc. – Class A	16,437	475,194

Motor Vehicle and Parts Dealers 1.72%
Asbury Automotive Group, Inc. (a)	10,128	862,095
Sonic Automotive, Inc. – Class A	30,120	700,290
		1,562,385

Nonmetallic Mineral Product Manufacturing 0.21%
Libbey, Inc.	4,800	189,600

Nonstore Retailers 0.66%
World Fuel Services Corp.	11,975	599,109

Other Information Services 1.76%
Yelp, Inc. – Class A (a)	33,385	1,599,475

Paper Manufacturing 1.96%
Domtar Corp.	27,544	1,190,452
Greif, Inc. – Class A	15,430	589,272
		1,779,724

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Petroleum and Coal Products Manufacturing 3.78%
Alon USA Energy, Inc.	47,049	$829,474
Murphy USA, Inc. (a)	9,070	528,146
Owens Corning	22,440	950,558
PBF Energy, Inc. – Class A	17,120	459,158
Western Refining, Inc.	15,008	660,052
		3,427,388

Pipeline Transportation 1.81%
New Jersey Resources Corp.	54,541	1,640,048

Plastics and Rubber Products Manufacturing 0.60%
Cooper Tire & Rubber Co.	14,790	542,941

Primary Metal Manufacturing 0.75%
Century Aluminum Co. (a)	61,085	682,930

Professional, Scientific, and Technical Services 7.63%
2U, Inc. (a)	31,256	867,667
Constant Contact, Inc. (a)	23,164	631,451
Insperity, Inc.	17,691	930,900
Itron, Inc. (a)	18,016	646,594
Pacira Pharmaceuticals, Inc. (a)	5,183	405,362
PAREXEL International Corp. (a)	15,082	1,002,501
Quality Systems, Inc.	63,473	1,005,413
Sykes Enterprises, Inc. (a)	32,945	798,257
VASCO Data Security International, Inc. (a)	23,800	634,032
		6,922,177

Publishing Industries (except Internet) 5.11%
Aspen Technology, Inc. (a)	32,586	1,394,681
Ellie Mae, Inc. (a)	20,287	1,282,544
ePlus, Inc. (a)	6,049	469,705
Pegasystems, Inc.	24,608	537,931
Qualys, Inc. (a)	23,257	947,025
		4,631,886

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 4.18%
Associated Banc-Corp.	79,777	1,513,369
INTL FCStone, Inc. (a)	23,645	829,231
Investment Technology Group, Inc.	26,640	715,550
Janus Capital Group, Inc.	40,265	730,810
		3,788,960

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Telecommunications 2.14%
IDT Corp.	10,966	$197,278
Inteliquent, Inc.	18,771	330,933
NeuStar, Inc. – Class A (a)	38,149	1,042,230
Vonage Holdings Corp. (a)	79,520	370,564
		1,941,005

Transportation Equipment Manufacturing 3.49%
Astronics Corp. (a)	7,716	539,271
Meritor, Inc. (a)	64,805	927,360
Thor Industries, Inc.	13,615	831,740
Wabash National Corp. (a)	64,130	868,320
		3,166,691

Truck Transportation 0.93%
ArcBest Corp.	24,769	846,852

Utilities 2.80%
MDU Resources Group, Inc.	54,505	1,141,335
Ormat Technologies, Inc.	37,608	1,395,257
		2,536,592

Wholesale Electronic Markets and Agents and Brokers 1.24%
Tech Data Corp. (a)	17,889	1,129,153

Wood Product Manufacturing 1.47%
American Woodmark Corp. (a)	7,890	405,073
Universal Forest Products, Inc.	16,760	927,834
		1,332,907
TOTAL COMMON STOCKS (Cost $105,451,745)		110,829,998

REAL ESTATE INVESTMENT TRUSTS* 11.98%
Chesapeake Lodging Trust	56,577	1,757,847
Corporate Office Properties Trust	47,543	1,220,429
Cousins Properties, Inc.	101,707	981,473
DuPont Fabros Technology, Inc.	57,724	1,861,022
Home Properties, Inc.	24,210	1,799,286
Piedmont Office Realty Trust, Inc.	83,598	1,437,050
Weingarten Realty Investors	53,663	1,810,053
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,811,664)		10,867,160

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 1.25%
AIM STIT-STIC Prime Portfolio, 0.070% (c)	1,132,876	$1,132,876
TOTAL SHORT-TERM INVESTMENTS (Cost $1,132,876)		1,132,876
Total Investments (Cost $117,396,285) 135.39%		122,830,034
Liabilities in Excess of Other Assets (35.39)%		(32,106,437)
TOTAL NET ASSETS 100.00%		$90,723,597

Percentages are stated as a percent of net assets.

*	All of these securities, totaling $121,697,158, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at May 31, 2015.

Abbreviations:
Ltd.	Limited Liability Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

May 31, 2015 (Unaudited)

	Shares	Value
AAC Holdings, Inc.	7,000	$272,020
Aaron’s, Inc.	5,412	189,582
Acacia Research Corp.	33,910	346,221
Acadia Realty Trust	3,210	99,574
Adeptus Health, Inc.	3,025	211,901
Agenus, Inc.	21,270	173,989
Agios Pharmaceuticals, Inc.	1,525	186,082
AK Steel Holding Corp.	45,510	239,383
Ambac Financial Group, Inc.	15,890	371,508
American Railcar Industries, Inc.	3,340	179,592
Arista Networks, Inc.	437	30,551
Arlington Asset Investments Corp.	9,205	190,451
Array BioPharma, Inc.	22,495	172,087
Atara Biotherapeutics, Inc.	3,390	143,600
AtriCure, Inc.	9,600	220,224
Bellicum Pharmaceuticals, Inc.	5,865	145,100
Benefitfocus, Inc.	6,552	235,086
Bluebird Bio, Inc.	1,200	233,101
BOK Financial Corp.	4,628	299,339
Bonanza Creek Energy, Inc.	5,380	111,796
Builders FirstSource, Inc.	15,120	185,674
Cabela’s, Inc.	291	14,841
Campus Crest Communities, Inc.	97,765	553,350
Cardiovascular Systems, Inc.	3,879	108,534
ClubCorp Holdings, Inc.	11,430	259,804
Comverse, Inc.	9,380	225,777
Conn’s, Inc.	6,138	227,045
Cornerstone OnDemand, Inc.	5,517	171,744
Cray, Inc.	7,424	227,026
Cypress Semiconductor Corp.	22,580	310,023
Darling Ingredients, Inc.	20,903	328,177
Dave & Buster’s Entertainment, Inc.	6,990	221,094
Diamondback Energy, Inc.	1,307	101,698
Diplomat Pharmacy, Inc.	5,063	195,685
DreamWorks Animation SKG, Inc.	4,776	128,713
DXP Enterprises, Inc.	4,095	167,936
Eastman Kodak Co.	9,434	179,812
Eclipse Resources Corp.	19,980	125,874
Electronics for Imaging, Inc.	5,055	218,528
Enanta Pharmaceuticals, Inc.	4,105	167,812
Endologix, Inc.	14,163	236,381
Entegris, Inc.	22,600	314,818
Esperion Therapeutics, Inc.	1,480	159,115
Exar Corp.	28,117	305,351

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
FairPoint Communications, Inc.	475	$9,586
Federal-Mogul Holdings Corp.	14,524	180,533
First Commonwealth Financial Corp.	29,805	271,226
Flagstar Bancorp, Inc.	17,560	329,074
Flotek Industries, Inc.	13,280	152,587
GasLog Ltd. (a)	5,605	116,024
GenMark Diagnostics, Inc.	15,620	143,235
Genworth Financial, Inc.	49,320	391,601
Glacier Bancorp, Inc.	10,665	300,113
Glu Mobile, Inc.	33,995	220,288
Gogo, Inc.	9,538	204,113
Golar LNG Ltd. (a)	4,160	197,641
GoPro, Inc.	6,820	378,236
GrafTech International Ltd.	45,520	230,786
GTT Communications, Inc.	12,765	281,213
Guess? Inc.	10,050	176,277
Home BancShares, Inc.	9,175	312,959
Horsehead Holding Corp.	13,200	163,944
Hortonworks, Inc.	11,395	299,346
ImmunoGen, Inc.	15,642	140,465
Imperva, Inc.	5,176	314,752
inContact, Inc.	10,689	103,897
Inphi Corp.	17,556	420,290
Insmed, Inc.	1,513	33,195
JDS Uniphase Corp.	16,475	211,210
Joy Global, Inc.	4,525	176,204
Kforce, Inc.	16,435	361,734
Kite Pharma, Inc.	2,790	153,869
Kite Realty Group Trust	26,019	703,814
Knowles Corp.	10,201	197,389
Liberty Broadband Corp. – Class A	2,747	148,091
Louisiana-Pacific Corp.	10,619	192,098
MacroGenics, Inc.	4,915	159,000
Marketo, Inc.	9,407	280,610
Masimo Corp.	6,490	227,799
Memorial Resource Development Corp.	7,480	141,447
Men’s Wearhouse, Inc.	2,973	172,464
Motorcar Parts of America, Inc.	7,284	209,561
MRC Global, Inc.	14,530	222,454
Navios Maritime Holdings, Inc. (a)	27,233	93,137
Navistar International Corp.	7,125	188,670
Nektar Therapeutics	14,770	169,855
Nevro Corp.	4,465	226,956
New York Times Co.	8,310	115,509

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
Nimble Storage, Inc.	9,465	$244,954
NN, Inc.	6,865	187,072
Noodles & Co.	10,925	158,631
Nu Skin Enterprises, Inc.	1,620	81,972
Ophthotech Corp.	3,105	155,312
Panera Bread Co.	1,256	228,592
Parsley Energy, Inc.	8,300	145,167
Paylocity Holding Corp.	13,276	444,480
Pep Boys – Manny, Moe & Jack	20,090	203,512
PGT, Inc.	17,975	214,980
PHH Corp.	8,033	221,630
Portola Pharmaceuticals, Inc.	2,628	109,903
Post Holdings, Inc.	6,084	263,194
Power Solutions International, Inc.	3,025	166,375
Premier, Inc.	5,575	213,634
PriceSmart, Inc.	1,406	114,645
Primoris Services Corp.	10,035	188,357
Prosperity Bancshares, Inc.	5,655	302,938
RCS Capital Corp.	23,234	181,690
Rent-A-Center, Inc.	6,215	188,004
Revance Therapeutics, Inc.	7,005	179,328
Rice Energy, Inc.	6,860	150,440
RingCentral, Inc.	6,580	112,452
Sage Therapeutics, Inc.	2,655	198,780
Sanchez Energy Corp.	2,475	24,948
Sangamo BioSciences, Inc.	11,365	139,221
Scientific Games Corp.	14,336	218,194
Sears Holdings Corp.	4,610	198,000
SeaWorld Entertainment, Inc.	9,821	212,134
Sequential Brands Group, Inc.	23,900	333,883
Silver Spring Networks, Inc.	10,288	140,637
South Jersey Industries, Inc.	5,110	134,853
Spark Therapeutics, Inc.	2,455	180,786
Spectranetics Corp.	5,900	146,497
St. Joe Co.	41,573	662,258
STAG Industrial, Inc.	33,045	703,859
Starz – Class A	626	26,267
Tahoe Resources, Inc. (a)	16,082	224,022
TerraForm Power, Inc.	15,540	623,620
TFS Financial Corp.	20,065	297,965
Titan International, Inc.	17,648	187,951
Tronox Ltd. (a)	9,090	153,257
Umpqua Holdings Corp.	15,615	274,668
Union Bankshares Corp.	13,865	299,623

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2015 (Unaudited)

	Shares	Value
United Bankshares, Inc.	7,498	$283,874
UTi Worldwide, Inc. (a)	22,190	213,468
Valmont Industries, Inc.	1,530	190,409
Varonis Systems, Inc.	6,665	134,500
Virtus Investment Partners, Inc.	1,494	185,869
Vista Outdoor, Inc.	6,915	318,712
Vivint Solar, Inc.	29,732	428,141
Wausau Paper Corp.	10,556	103,238
Wix.com Ltd. (a)	12,580	313,368
Wright Medical Group, Inc.	7,658	209,829
Xoom Corp.	11,175	210,202
XPO Logistics, Inc.	6,260	307,741
Zebra Technologies Corp.	2,330	255,461
Zendesk, Inc.	10,620	244,578
ZS Pharma, Inc.	3,450	201,825
TOTAL SECURITIES SOLD SHORT (Proceeds $30,628,321)		$32,349,151

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

May 31, 2015 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Assets
Investments, at value (cost $314,407,476 and
$117,396,285, respectively)	$350,152,936	$122,830,034
Receivable for investments sold	112,958,343	—
Dividends and interest receivable	564,025	85,236
Cash	3,825	—
Deposit for short sales at broker	—	320,160
Receivable for Fund shares sold	68,145	25,086
Other assets	27,798	8,637
Total Assets	463,775,072	123,269,153

Liabilities
Securities sold short, at value (proceeds $85,698,495
and $30,628,321, respectively)	85,554,968	32,349,151
Payable for Fund shares redeemed	589,414	11,409
Payable for investments purchased	108,135,723	—
Payable to Custodian	268,000	—
Dividends payable on short positions	40,741	8,737
Payable to broker for interest expense	135,166	40,543
Payable to broker for short sales	570,263	—
Payable to Adviser	229,338	76,773
Payable to affiliates	94,930	35,571
Payable for distribution fees	6,412	—
Accrued expenses and other liabilities	23,525	23,372
Total Liabilities	195,648,480	32,545,556
Net Assets	$268,126,592	$90,723,597

Net Assets Consist Of:
Paid-in capital	$206,508,683	$82,613,742
Accumulated undistributed net investment loss	(1,846,964)	(738,283)
Accumulated undistributed net realized gain	27,575,886	5,135,219
Net unrealized appreciation (depreciation) on:
Investments	35,745,460	5,433,749
Securities sold short	143,527	(1,720,830)
Net Assets	$268,126,592	$90,723,597

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities (Continued)

May 31, 2015 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Investment Class Shares
Net Assets	$10,703,678	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	587,298	—

Net asset value, redemption price
and offering price per share	$18.23	$—

Institutional Class Shares
Net Assets	$257,422,914	$90,723,597
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	14,079,756	8,245,502

Net asset value, redemption price
and offering price per share	$18.28	$11.00

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2015 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Investment Income
Dividend income(1)	$3,855,013 (1)	$719,294
Interest income	19,827	7,230
Total Investment Income	3,874,840	726,524

Expenses
Management fees	1,499,744	412,159
Interest and broker expenses	894,683	327,317
Dividends on short positions	549,904	118,548
Administration fees	155,071	48,559
Fund accounting fees	63,037	23,749
Transfer agent fees and expenses	53,354	13,940
Custody fees	22,048	9,033
Federal and state registration fees	18,747	19,478
Distribution and service fees – Investment Class	10,158	—
Audit and tax fees	8,937	8,937
Reports to shareholders	8,887	1,274
Legal fees	8,237	5,822
Chief Compliance Officer fees and expenses	6,188	3,746
Trustees’ fees and related expenses	3,973	3,973
Other expenses	11,585	3,502
Total Expenses	3,314,553	1,000,037

Net Investment Income (Loss)	560,287	(273,513)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	36,701,936	6,096,880
Short transactions	(8,466,123)	(375,440)
Change in net unrealized appreciation (depreciation) on:
Investments	(22,115,853)	(461,847)
Short transactions	(3,034,710)	(2,229,524)
Net Realized and Unrealized Gain on Investments	3,085,250	3,030,069

Net Increase in Net Assets From Operations	$3,645,537	$2,756,556

(1)	Net of $487 in dividend withholding tax.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
From Operations
Net investment income	$560,287	$455,992
Net realized gain (loss) from:
Investments	36,701,936	38,324,121
Short transactions	(8,466,123)	(19,598,015)
Change in net unrealized
appreciation (depreciation) on:
Investments	(22,115,853)	12,180,375
Short transactions	(3,034,710)	4,870,408
Net increase in net assets from operations	3,645,537	36,232,881

From Distributions
Net investment income – Institutional Class	(852,775)	(1,423,417)
Net investment income – Investment Class	(3,366)	(9,229)
Net realized gain on investments – Institutional Class	—	(24,407,980)
Net realized gain on investments – Investment Class	—	(376,120)
Net decrease in net assets resulting
from distributions paid	(856,141)	(26,216,746)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	35,239,682	110,944,200
Proceeds from shares sold – Investment Class	5,967,316	5,145,865
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	688,428	21,429,183
Net asset value of shares issued in reinvestment of
distributions to shareholders – Investment Class	2,453	355,860
Payments for shares redeemed – Institutional Class	(97,849,652)	(101,557,606)
Payments for shares redeemed – Investment Class	(2,166,871)	(996,137)
Net increase (decrease) in net assets from capital
share transactions	(58,118,644)	35,321,365

Total Increase (Decrease) in Net Assets	(55,329,248)	45,337,500

Net Assets
Beginning of period	323,455,840	278,118,340
End of period	$268,126,592	$323,455,840

Accumulated Net Investment Loss	$(1,846,964)	$(1,551,110)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2015	Period Ended
	(Unaudited)	November 30, 2014
From Operations
Net investment loss	$(273,513)	$(530,270)
Net realized gain (loss) from:
Investments	6,096,880	(1,057,587)
Short transactions	(375,440)	(1,083,727)
Change in net unrealized
appreciation (depreciation) on:
Investments	(461,847)	5,895,596
Short transactions	(2,229,524)	508,694
Net increase in net assets from operations	2,756,556	3,732,706

From Distributions
Net investment income – Institutional Class	—	(11,670)
Net decrease in net assets resulting
from distributions paid	—	(11,670)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	25,086,657	41,741,406
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	—	129
Payments for shares redeemed – Institutional Class	(6,145,389)	(6,403,575)
Net increase in net assets from capital
share transactions	18,941,268	35,337,960

Total Increase in Net Assets	21,697,824	39,058,996

Net Assets
Beginning of period	69,025,773	29,966,777
End of period	$90,723,597	$69,025,773

Accumulated Net Investment Loss	$(738,283)	$(464,770)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows

For the Six Months Ended May 31, 2015 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$3,645,537	$2,756,556
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(564,123,667)	(187,687,175)
Sales of short-term investments, net	1,763,126	163,058
Proceeds from sales of long-term investments	657,523,820	161,781,730
Return of capital distributions received
from underlying investments	(19,071)	4,854
Increase in payable for distribution fees	1,248	—
Decrease/(Increase) in dividends and interest receivable	518,399	(9,101)
Decrease in deposits at broker for short sales	29,026	239,342
Increase in receivable for investment securities sold	(112,958,343)	—
Decrease in prepaid expenses and other assets	3,163	2,527
Proceeds from securities sold short	231,252,720	54,739,547
Purchases to cover securities sold short	(262,841,332)	(48,039,167)
Increase in payable for investment securities purchased	108,135,723	—
Increase in payable to custodian	268,000	—
Increase in payable to broker for short sales	570,263	—
Decrease in dividends payable on short positions	(42,443)	(7,473)
Decrease in dividends payable on long positions	(2,194,961)	—
(Decrease)/Increase in payable to broker	(17,981)	9,985
(Decrease)/Increase in payable to Adviser	(33,923)	17,153
Decrease in accrued expenses and other liabilities
and expenses payable	(80,634)	(19,920)
Unrealized depreciation on investments	22,115,853	461,847
Unrealized depreciation on short transactions	3,034,710	2,229,524
Net realized gain on investments	(36,701,936)	(6,096,880)
Net realized loss on short transactions	8,466,123	375,440
Net cash provided/(used) in operating activities	58,313,420	(19,078,153)
Cash Flows from Financing Activities:
Proceeds from shares sold	41,666,301	25,069,556
Payment on shares redeemed	(99,810,636)	(6,168,858)
Cash distributions paid to shareholders	(165,260)	—
Net cash provided by financing activities	(58,309,595)	18,900,698
Net change in cash	$3,825	$(177,455)
Cash:
Beginning balance	—	177,455
Ending balance	$3,825	$—
Supplemental Disclosures:
Cash paid for interest	912,644	317,332
Non-cash financing activities- distributions reinvested	690,881	—
Non-cash financing activities – (decrease)/increase in
receivable for Fund shares sold	(459,303)	17,101
Non-cash financing activities – (increase)/decrease in
payable for Fund shares redeemed	(205,887)	23,469

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Institutional Class Shares

Six Months Ended
May 31, 2015
(Unaudited)
Net Asset Value, Beginning of Period	$18.11

Income (loss) from investment operations:
Net investment income (loss)(2)	0.03
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.22

Less distributions paid:
From net investment income	(0.05)
From net realized gains	—
Total distributions paid	(0.05)

Net Asset Value, End of Period	$18.28

Total Return(3)	1.27%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$257,443
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	2.20%
After waiver and expense reimbursement(4)(5)	2.20%
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)	0.38%
After waiver and expense reimbursement(5)	0.38%
Portfolio turnover rate(3)	142.61%

(1)	The Fund commenced operations on December 29, 2009.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 1.24% and 1.24%, 1.24% and 1.24%, 1.28% and 1.30%, 1.41% and 1.50%, 1.56% and 1.50%, 1.92% and 1.50% for the periods ended May 31, 2015, November 30, 2014, November 30, 2013, November 30, 2012, November 30, 2011, and November 30, 2010, respectively.

(5)	Annualized for periods less than one year.
(6)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

					Period Ended
Year Ended November 30,					November 30,
2014	2013		2012	2011	2010(1)
$17.65	$13.97		$11.56	$11.36	$10.00

0.02	0.11		0.06	(0.04)	0.01
2.02	4.18		2.39	0.97	1.35
2.04	4.29		2.45	0.93	1.36

(0.09)	(0.07)		—	(0.02)	—
(1.49)	(0.54)		(0.04)	(0.71)	—
(1.58)	(0.61)		(0.04)	(0.73)	—

$18.11	$17.65		$13.97	$11.56	$11.36

12.18%	31.90%		21.21%	8.27%	13.60%

$316,621	$276,054		$85,411	$56,917	$23,603

2.24%	2.21%		2.52%	2.64%	2.58%
2.24%	2.23%		2.61%	2.58%	2.16%

0.15%	0.70%		0.56%	(0.39)%	(0.29)%
0.15%	0.68%		0.47%	(0.33)%	0.13%
267.84%	247.67	%(6)	275.88%	412.51%	391.48%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Investment Class Shares

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended		Period Ended
	May 31, 2015	November 30,		November 30,
	(Unaudited)	2014		2013(1)
Net Asset Value, Beginning of Period	$18.04	$17.61		$14.33

Income (loss) from investment operations:
Net investment income (loss)(2)	0.01	(0.00	)(7)	0.08
Net realized and unrealized
gain on investments	0.19	2.00		3.20
Total from investment operations	0.20	2.00		3.28

Less distributions paid:
From net investment income	(0.01)	(0.08)		—
From net realized gains	—	(1.49)		—
Total distributions paid	(0.01)	(1.57)		—

Net Asset Value, End of Period	$18.23	$18.04		$17.61

Total Return(3)	1.16%	11.89%		22.89%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$10,704	$6,835		$2,064
Ratio of expenses to average net assets:
Before waiver and expense
reimbursement(4)(5)	2.45%	2.48%		2.49%
After waiver and expense
reimbursement(4)(5)	2.45%	2.48%		2.49%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense
reimbursement(5)	0.07%	(0.03)%		0.59%
After waiver and expense
reimbursement(5)	0.07%	(0.03)%		0.59%
Portfolio turnover rate(3)	142.61%	267.84%		247.67	%(6)

(1)	The Investment Class Shares commenced operations on January 31, 2013.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.50% and 1.50%, 1.50% and 1.50%, 1.56% and 1.56% for the periods ended May 31, 2015, November 30, 2014, and November 30, 2013, respectively.

(5)	Annualized for periods less than one year.
(6)	Securities redeemed-in-kind were excluded from the computation of the ratio.
(7)	Amount is less than 0.5 per share.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended
	May 31, 2015	November 31,
	(Unaudited)	2014(1)
Net Asset Value, Beginning of Period	$10.63	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.04)	(0.10)
Net realized and unrealized gain on investments	0.41	0.73
Total from investment operations	0.37	0.63

Less distributions paid:
From net investment income	—	(0.00	)(6)
Total distributions paid	—	—

Net Asset Value, End of Period	$11.00	$10.63

Total Return(3)	3.48%	6.34%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$90,724	$69,026
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	2.43%	2.69%
After waiver and expense reimbursement(4)(5)	2.43%	2.69%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(5)	(0.66)%	(1.02)%
After waiver and expense reimbursement(5)	(0.66)%	(1.02)%
Portfolio turnover rate(3)	148.27%	281.92%

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 1.34% and 1.34%, 1.50% and 1.50% for the period ended May 31, 2015 and November 30, 2014, respectively.

(5)	Annualized.
(6)	Amount is less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
May 31, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Core Plus Fund and Convergence Opportunities Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital growth. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Core Plus Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional and Investment Class shares, respectively.  The Convergence Opportunities Fund became effective November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  As of the date of this report, the Investment Class shares of the Convergence Opportunities Fund have not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of 60 days or less are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2015:

Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity(1)
Common Stock	$336,762,643	$—	$—	$336,762,643
Real Estate
Investment Trusts	13,348,949	—	—	13,348,949
Total Equity	350,111,592	—	—	350,111,592
Short-Term Investments	41,344	—	—	41,344
Total Assets	$350,152,936	$—	$—	$350,152,936
Liabilities:
Securities Sold Short	$85,554,968	$—	$—	$85,554,968

Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity(1)
Common Stock	$110,829,998	$—	$—	$110,829,998
Real Estate
Investment Trusts	10,867,160	—	—	10,867,160
Total Equity	121,697,158	—	—	121,697,158
Short-Term Investments	1,132,876	—	—	1,132,876
Total Assets	$122,830,034	$—	$—	$122,830,034
Liabilities:
Securities Sold Short	$32,349,151	$—	$—	$32,349,151

(1)  See the Schedule of Investments for industry classifications.

The Funds did not hold any investments during the six months ended May 31, 2015 with significant unobservable inputs which would be classified as Level 3.  During the six months ended May 31, 2015, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.  The Funds did not hold financial derivative instruments during the reporting period.

(b)   Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended May 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2015, the Funds did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. As of November 30, 2014, open Federal tax years include the tax years ended November 30, 2011 through 2014 for the Convergence Core Plus Fund. The Convergence Opportunities Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d)	Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

(f)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to the Fund’s net asset value per share.

(g)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the applicable Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Investment class shares of each Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from Real Estate Investment Trusts (REITs) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years ended November 30, 2014 and November 30, 2013 was as follows:

Convergence Core Plus Fund

	November 30, 2014	November 30, 2013
Ordinary Income	$18,990,728	$3,042,786
Long-Term Capital Gain	$ 7,226,018	$ 746,899

Convergence Opportunities Fund

	November 30, 2014	November 30, 2013
Return of Capital	$ 11,670	$ —

The Convergence Core Plus Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended November 30, 2014.  The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.  The amount designated as short-term and long-term capital gain for the fiscal years ended November 30, 2014 and 2013 were as follows:

Convergence Core Plus Fund

	November 30, 2014	November 30, 2013
Short-term	$ 12,570	$ —
Long-term	$ 4,339,554	$1,795,556

As of November 30, 2014, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence
	Core Plus	Opportunities
	Fund	Fund
Cost basis of investments for
federal income tax purposes(1)	$373,861,803	$85,771,687
Gross tax unrealized appreciation	$61,880,552	$8,595,384
Gross tax unrealized depreciation	(5,012,223)	(2,901,209)
Net tax unrealized appreciation	56,868,329	5,694,175
Undistributed ordinary income	2,976,846	—
Undistributed long-term capital gain	—	—
Total distributable earnings	2,976,846	—
Other accumulated losses	(1,016,662)	(340,876)
Total accumulated gains	$58,828,513	$5,353,299

(1)	Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, distributions payable and straddle adjustments for the Funds.

At November 30, 2014, the Convergence Opportunities Fund deferred, on a tax basis, post-October losses of $464,770.

At November 30, 2014, the Convergence Opportunities Fund had tax basis capital losses which may be carried forward to offset future short term capital gains indefinitely in the amount of $45,579.  To the extent that the Convergence Opportunities Fund may realize future net capital gains, those gains will be offset by any of the unused capital loss carryforward.

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Convergence	Convergence
	Core Plus	Opportunities
	Fund	Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$(1,964,930)	$77,170
Accumulated Undistributed Net
Realized Gain/(Loss)	$(2,529,708)	$(55,217)
Paid-In Capital	$4,494,638	$(21,953)

On December 19, 2014, the Convergence Core Plus Fund declared and paid distributions from ordinary income of $852,774 to the Institutional Class shareholders of record on December 18, 2014.  On December 19, 2014, the Convergence Core Plus Fund declared and paid distributions from ordinary income of $3,366 to the Investment Class shareholders of record on December 18, 2014.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 1.00% of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through March 30, 2016 and November 29, 2016 for the Convergence Core Plus Fund and Convergence Opportunities Fund, respectively, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.50% and 1.75% (the “Expense Limitation Cap”) of the Funds’ average daily net assets of the Institutional Class shares and Investment Class shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. During the six months ended May 31, 2015, there were no expense recoupments by the Adviser from the Funds.  As of the date of this report, there were no prior waivers subject to recoupment from the Funds.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Convergence Core Plus Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution and service fee of 0.25% of the Convergence Core Plus Fund’s average daily net assets of Investment Class shares for services to prospective shareholders and distribution of shares.  During the six months ended May 31, 2015, the Convergence Core Plus Fund accrued expenses of $10,158 pursuant to the 12b-1 Plan.  As of May 31, 2015, the Distributor was owed fees of $6,412 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the six months ended May 31, 2015, and owed as of May 31, 2015 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$155,071	$51,228
Convergence Opportunities Fund	$ 48,559	$18,511

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the year ended May 31, 2015, and owed as of May 31, 2015 are as follows:

Fund Accounting	Incurred	Owed
Convergence Core Plus Fund	$63,037	$19,312
Convergence Opportunities Fund	$23,749	$ 8,216

Transfer Agency	Incurred	Owed
Convergence Core Plus Fund	$53,354	$15,016
Convergence Opportunities Fund	$13,940	$ 3,759

Custody	Incurred	Owed
Convergence Core Plus Fund	$22,048	$7,359
Convergence Opportunities Fund	$ 9,033	$3,834

The Funds each have a line of credit with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Funds’ allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended May 31, 2015, and owed as of May 31, 2015 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$6,188	$2,015
Convergence Opportunities Fund	$3,746	$1,251

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Convergence Core Plus – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
Shares sold	1,942,805	6,384,660
Shares reinvested	37,993	1,225,544
Shares redeemed	(5,385,520)	(5,770,392)
Net increase	(3,404,722)	1,839,812

Convergence Core Plus – Investment Class

	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
Shares sold	327,622	298,246
Shares reinvested	136	20,029
Shares redeemed	(119,444)	(56,518)
Net increase	208,314	261,757

Convergence Opportunities – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
Shares sold	2,311,050	4,129,966
Shares reinvested	—	13
Shares redeemed	(556,076)	(636,129)
Net increase	1,754,974	3,493,850

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, and securities sold short, for the Funds for the six months ended May 31, 2015 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence Core	Convergence
	Plus Fund	Opportunities Fund
Purchases	$564,123,667	$187,687,175
Sales	$657,523,820	$161,781,730

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2015, National Financial Services, LLC, for the benefit of others, held 47.28% of the Convergence Core Plus Fund’s outstanding Institutional Class shares.  At May 31, 2015, TD Ameritrade Inc. and Charles Schwab & Co., Inc., for the benefit of others, held 34.85% and 30.73%, respectively, of the Convergence Core Plus Fund’s outstanding Investment Class shares.  At May 31, 2015, National Financial Services, LLC, for the benefit of others, held 78.77% of the Convergence Opportunities Fund’s outstanding Institutional Class shares.

(10)	Line of Credit

The Convergence Core Plus Fund and Convergence Opportunities Fund each have a line of credit in the amount of the lessor of $13,000,000 and $5,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Core Plus Fund and Convergence Opportunities Fund, which all mature on August 13, 2015. This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate of 3.25% (as of May 31, 2015). The credit facility is with the Funds’ custodian, U.S. Bank. The following table provides information regarding usage of the lines of credit for the six months ended May 31, 2015. There was no outstanding balance on the line of credit as of May 31, 2015.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Convergence
Core Plus Fund	33	$1,637,152	$3,498	$4,566,000	3/27/2015
Convergence
Opportunities Fund	5	$1,517,800	$685	$1,544,000	4/2/2015

*  Interest expense is included within other expenses on the Statement of Operations.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

The Convergence Core Plus Fund designated 55.25% of its ordinary income distribution for the year ended November 30, 2014, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2014, 55.10% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The Convergence Core Plus Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2014. The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deductions the amounts designated as short-term and long-term capital gains were as follows:

Convergence Core Plus Fund
Year Ended November 30, 2014

Short-term	$12,570
Long-term	$4,339,554

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Independent Trustees

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Michael D.	Trustee	Indefinite	Professor and	38	Independent
Akers, Ph.D		Term; Since	Chair, Department		Trustee, USA
615 E. Michigan St.		August 22,	of Accounting,		MUTUALS
Milwaukee, WI 53202		2001	Marquette		(an open-end
Age: 60			University		investment
			(2004–present).		company with
three portfolios).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	38	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
three portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	38	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 71		2009	Administrative Officer		fund complex
			(“CAO”) and Chief		(two closed-end
			Compliance Officer		investment
			(“CCO”), Granite		companies);
			Capital International		Independent
			Group, L.P. (an		Trustee, Gottex
			investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 53		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
three portfolios).

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,	Services, LLC
Age: 33		2015	(April 2012–
present); Research
Associate, Vista360,
LLC (May 2010–
April 2012).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Since	U.S. Bancorp Fund
Age: 55	President	July 1,	Services, LLC
	and Anti-	2014	(January 2014–
	Money		present); Senior
	Laundering		Vice President,
	Officer		Ariel Investments,
LLC (2010–2013);
Vice President
Ariel Investments,
LLC (2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 33		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		April 23,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2011–present);
Student, Illinois
State University
(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 1,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 6, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date           August 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date           August 5, 2015

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date           August 5, 2015

* Print the name and title of each signing officer under his or her signature.